INTEREST INCOME, DERIVATIVES AND OTHER INVESTMENT GAINS (LOSSES) - Narrative (Details) - USD ($) shares in Millions, $ in Millions	Sep. 13, 2023	Aug. 01, 2023
Disclosure of detailed information about borrowings [line items]
Investments in subsidiaries, fair value of shares sold	$ 9.0	$ 9.0
Fair value of net smelter royalty		$ 7.0
Pitangui Project
Disclosure of detailed information about borrowings [line items]
Investments in subsidiaries, number of shares received from transaction		6.3